Hartford Disciplined US Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Hartford Disciplined US Equity ETF | Hartford Disciplined US Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	23.63%	21.14%